CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Non-current assets
Intangible assets, net (Note 12)	$ 2,933,542	$ 2,818,354
Property, plant and equipment, net (Note 13)	74,299	74,483
Investments in associates (Note 14)	10,886	13,435
Other financial assets at fair value through profit or loss (Note 19)	3,372
Other financial assets at amortized cost (Note 19)	2,339	2,500
Deferred tax assets (Note 15)	153,486	135,327
Other receivables (Note 16)	133,193	173,393
Trade receivables (Note 18)	1,419	4,244
Total non-current assets	3,312,536	3,221,736
Current assets
Inventories (Note 17)	9,769	8,564
Other financial assets at fair value through profit or loss (Note 19)	38,007	16,214
Other financial assets at amortized cost (Note 19)	42,972	23,582
Other receivables (Note 16)	66,531	183,062
Current tax assets	13,701	4,621
Trade receivables (Note 18)	116,897	121,834
Cash and cash equivalents (Note 20)	244,865	221,601
Total current assets	532,742	579,478
Total assets	3,845,278	3,801,214
EQUITY (Note 24)
Share capital	160,022	1,500,000
Share premium	180,486
Free distributable reserve	385,055	385,055
Non-distributable reserve	1,351,883
Currency translation adjustment	(378,803)	(217,300)
Legal reserves	176	2
Other reserves	(1,324,731)	(1,344,008)
Retained earnings	394,156	138,034
Total attributable to owners of the parent	768,244	461,783
Non-controlling interests	454,453	335,359
Total equity	1,222,697	797,142
Non-current liabilities
Borrowings (Note 21)	1,027,751	1,113,655
Deferred tax liabilities (Note 15)	271,175	148,301
Other liabilities (Note 22)	871,596	1,006,792
Trade payables (Note 23)	1,508	3,302
Total Non-current liabilities	2,172,030	2,272,050
Current liabilities
Borrowings (Note 21)	98,907	372,790
Other liabilities (Note 22)	225,448	209,486
Current tax liabilities	11,555	21,934
Trade payables (Note 23)	114,641	127,812
Total current liabilities	450,551	732,022
Total liabilities	2,622,581	3,004,072
Total equity and liabilities	$ 3,845,278	$ 3,801,214